Financial Instruments - Summary of Exposure to Credit Risk and ECLs (Detail) - Trade receivables [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 120	$ 117
Loss allowance	$ (20)	$ (22)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	6.75%	2.94%
Gross carrying amount	$ 83	$ 70
Loss allowance	$ (7)	$ (2)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	9.91%	10.08%
Gross carrying amount	$ 12	$ 17
Loss allowance	$ (1)	$ (2)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	15.52%	20.46%
Gross carrying amount	$ 9	$ 10
Loss allowance	$ (1)	$ (2)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	31.27%	50.14%
Gross carrying amount	$ 3	$ 5
Loss allowance	$ (1)	$ (2)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	42.41%	55.76%
Gross carrying amount	$ 3	$ 4
Loss allowance	$ (1)	$ (3)
Credit- impaired	No	No
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	93.15%	98.54%
Gross carrying amount	$ 10	$ 11
Loss allowance	$ (9)	$ (11)
Credit- impaired	Yes	Yes